Related party transactions and Directors' remuneration - Remuneration of Directors and other Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
39. Related party transactions and Directors' remuneration
Salaries and other short-term benefits	£ 38.5	£ 33.0
Pension costs	0.1	0.0
Other long-term benefits	8.7	7.6
Share-based payments	13.4	16.2
Employer social security charges on emoluments	7.4	7.5
Costs recognised for accounting purposes	68.1	64.3
Employer social security charges on emoluments	(7.4)	(7.5)
Other long-term benefits - difference between awards granted and costs recognised	(0.6)	2.8
Share-based payments - difference between awards granted and costs recognised	2.2	0.7
Total remuneration awarded	£ 62.3	£ 60.3